Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities
Maintenance deposits	$ (29,863)	$ (29,863)
Prepaid dividend tax	(7,403)	(8,859)
Property and equipment	(2,896)	(7,396)
Other	(4,690)	(4,691)
Set off tax	1,455	1,869
Deferred tax liabilities	(43,397)	(48,940)	$ (52,465)
Deferred tax assets
Provision for return conditions	10,095	7,136
Air traffic liability	2,039	1,792
Fuel derivative	0	0
Other provisions	6,826	4,687
Tax Loss	1,710	4,295
Set off tax	(1,455)	(1,869)
Deferred tax assets	19,215	16,041	19,099
Total deferred taxes	(24,182)	(32,899)
Deferred tax liabilities
Maintenance deposits	0	3,277	2,796
Prepaid dividend tax	(1,456)	(5,244)	1,671
Property and equipment	(4,500)	(2,136)	2,107
Other	(1)	641	(1,962)
Set off tax	414	(63)	2,879
Deferred tax liabilities	(5,543)	(3,525)	7,491
Deferred tax assets
Provision for return conditions	(2,959)	723	(253)
Air traffic liability	(247)	(511)	(266)
Fuel derivative	0	0	107
Other provisions	(2,139)	(271)	(272)
Tax Loss	2,585	3,054	2,803
Set off tax	(414)	63	(2,879)
Deferred tax assets	(3,174)	3,058	(760)
Origination and reversal of temporary differences	$ (8,717)	$ (467)	$ 6,731